Swan Hedged Equity US Large Cap ETF
Schedule of Investments
August 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.6%
Exchange Traded Funds - 94.6%
SPDR S&P 500 ETF Trust (a)(b)	372,643	$167,819,775
TOTAL EXCHANGE TRADED FUNDS (Cost $147,174,478)		167,819,775

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 5.25% (c)	317,554	317,554
TOTAL MONEY MARKET FUNDS (Cost $317,554)		317,554

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 8.0%
PURCHASED CALL OPTIONS - 3.3%
SPDR S&P 500 ETF Trust
Expiration: December 2024, Exercise Price: $455 (e)	1,322	5,855,799	$59,536,270
Expiration: December 2024, Exercise Price: $490 (e)	18	43,704	810,630
		5,899,503

PURCHASED PUT OPTIONS - 4.7%
CBOE S&P 500 Index
Expiration: December 2023, Exercise Price: $3,550 (e)	229	218,695	10,313,015
Expiration: December 2023, Exercise Price: $3,950 (e)	229	506,090	10,313,015
Expiration: December 2024, Exercise Price: $4,500	105	2,528,925	4,728,675
Expiration: December 2024, Exercise Price: $5,000 (e)	53	2,257,270	2,386,855
		5,510,980
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $350 (e)	1,324	5,958	59,626,340
Expiration: December 2024, Exercise Price: $375	2,544	2,588,520	114,569,040
Expiration: December 2024, Exercise Price: $395	100	131,650	4,503,500
Expiration: December 2024, Exercise Price: $440	36	84,276	1,621,260
		2,810,404
TOTAL PURCHASED OPTIONS (Cost $22,828,505)		14,220,887

Total Investments (Cost $170,320,537) - 102.8%		182,358,216
Liabilities in Excess of Other Assets - (2.8)%		(4,931,954)
TOTAL NET ASSETS - 100.0%		$177,426,262

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	A portion or all of the security has been segregated or earmarked as collateral for written options. The amount as of period end is $167,819,775.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
August 31, 2023 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - 4.2%
WRITTEN CALL OPTIONS - 1.8%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,355	99	$1,649,340	$4,458,465
SPDR S&P 500 ETF Trust
Expiration: December 2024, Exercise Price: $520	1,322	1,631,348	59,536,270
Expiration: December 2024, Exercise Price: $530	18	17,361	810,630
		3,298,049

WRITTEN PUT OPTIONS - 2.4%
CBOE S&P 500 Index
Expiration: December 2023, Exercise Price: $3,750	458	648,070	20,626,030
Expiration: December 2024, Exercise Price: $5,400	53	3,552,590	2,386,855
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $310	1,324	1,986	59,626,340
		4,202,646
TOTAL WRITTEN OPTIONS (Premiums Received $9,251,144)		$7,500,695

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$167,819,775	$-	$-	$167,819,775
Money Market Funds	317,554	-	-	317,554
Purchased Options	-	14,220,887	-	14,220,887
Total Investments - Assets	$168,137,329	$14,220,887	$-	$182,358,216
Other Financial Instruments - Liabilities:
Written Options	$-	$7,500,695	$-	$7,500,695